INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ 5,962	$ (13,090)	$ (9,545)	$ (20,481)	$ (52,931)
Adjustments to the profit or loss items:
Depreciation of property, plant and equipment and right-of-use assets	703	48	1,245	97	269
Financial income, net	(378)	(362)	(569)	(375)	(858)
Cost of share-based compensation	1,319	779	2,410	1,623	3,575
Change in employee benefit liabilities, net	(3)	33	8	17	(15)
Amortization of premium on available-for-sale financial assets	51	(90)	101	(9)	272
Revaluation of financial derivatives	(17,378)	3,000	(13,471)	3,400	17,600
Revaluation of liability to IIA	631	2,188	1,199	2,600	2,037
Adjustments to reconcile profit (loss)	(15,055)	5,596	(9,077)	7,353	22,880
Changes in asset and liability items:
Decrease (Increase) in prepaid expenses and other current assets and other assets	(292)	(1,256)	117	(1,156)	942
Increase (decrease) in trade payables	1,088	306	244	(1,232)	(405)
Increase in accrued expenses and other payables and employee and payroll accrual	141	1,611	162	1,871	2,296
Cash flows from (used in) operations	937	661	523	(517)	2,833
Cash received during the year for:
Interest received	309	378	830	391	792
Interest paid	(23)	0	(51)	0	0
Interest, net	286	378	779	391	792
Net cash used in operating activities	(7,870)	(6,455)	(17,320)	(13,254)	(26,426)
Cash flows from investing activities:
Purchase of property and equipment	(528)	(472)	(878)	(703)	(1,645)
Purchase of available-for-sale financial assets	0	0	0	0	(10,905)
Proceed from sale of available-for-sale financial assets	0	0	0	4,984	4,949
Proceeds from maturity of available-for-sale financial assets	1,847	0	15,740	0	0
Proceeds from bank deposits	0	0	0	5,000	5,000
Investment in restricted bank deposits	0	0	0	0	(150)
Net cash provided by (used in) investing activities	1,319	(472)	14,862	9,281	(2,751)
Cash flows from financing activities:
Receipt of grants from the IIA	167	0	167	1,653	612
Proceeds from issuance of shares, net	(108)	0	(346)	0	47,479
Payment of lease liabilities	(324)	0	(764)	0	0
Exercise of options	117	0	117	0	2
Net cash provided by (used in) financing activities	(148)	0	(826)	1,653	48,093
Exchange differences on balances of cash and cash equivalents	28	0	90	0	31
Increase (decrease) in cash and cash equivalents	(6,671)	(6,927)	(3,194)	(2,321)	18,947
Cash and cash equivalents at beginning of period	43,749	25,931	40,272	21,325	21,325
Cash and cash equivalents at end of period	37,078	19,004	37,078	19,004	40,272
Significant non-cash transactions:
IIA liability for grants to be received	0	133	0	264	0
Exercise of warrants liabilities to equity	0	0	2,924	0	3,851
Increase in other assets on credit	(592)	(791)	(592)	(791)	(238)
Purchase of property, plant and equipment on credit	$ (400)	$ 0	$ (400)	$ 0	$ 0